Financial Instruments - Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets (Detail) - Level 3 of fair value hierarchy - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [Line Items]
Fair value, beginning of year	$ 52	$ 52
Acquisition (Note 5A)	1	0
Fair value, end of year	$ 53	$ 52